Note 8 - Capital Management - Components of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Total equity	$ 124,717	$ 78,808	[1],[2]	$ 69,211	[1]	$ 59,317	[1]

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.
[2]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.